February 2, 2011
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention:	Office of Filings, Information & Consumer Services

RE:	The Gabelli Equity Series Funds, Inc. (the “Company”) File Nos. 33-41913 and 811-06367
Dear Sir or Madam:
Pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended, please accept this letter as certification that the two Prospectuses and Statement of Additional Information for the above-named Company do not differ from those contained in Post-Effective Amendment No. 28 to the Company’s Registration Statement on Form N-1A (the “Amendment”). The Amendment was filed electronically on January 28, 2011 (Accession # 0000950123-11-006734).
If you have any comments on this filing, please contact the undersigned at (617) 248-3604.
Sincerely,

/s/ Peter R. Brown Peter R. Brown
Regulatory Administration

cc:	B. Alpert R. Prins L. Lowenbraun H. Robichaud A. Lonergan